Nature of Operations (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Apr. 17, 2024	Feb. 07, 2024
Nature of Operations [Line Items]
Number of shares (in Shares)		2,145,000
Aegis Capital Corp. [Member]
Nature of Operations [Line Items]
Number of shares (in Shares)	10,000,000
Share price	$ 4
Public offering amount (in Dollars)	$ 35.7
Common Stock [Member]
Nature of Operations [Line Items]
Common stock, per value	$ 0.0001